Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
EPS Calculation [Table Text Block]

In thousands, except per share data	2017	2016	2015
Net income from continuing operations	$72,073	$62,419	$60,026
Loss from discontinued operations, net of tax	(127,696)	(3,524)	(6,323)
Net income (loss)	$(55,623)	$58,895	$53,703
Average common shares outstanding - basic	28,669	27,647	27,347
Additional shares for stock-based compensation plans (See Note 6)	84	132	70
Average common shares outstanding - diluted	28,753	27,779	27,417
Earnings (loss) from continuing operations per share of common stock:
Basic	$2.51	$2.26	$2.19
Diluted	$2.51	$2.25	$2.19
Loss from discontinued operations per share of common stock:
Basic	$(4.45)	$(0.13)	$(0.23)
Diluted	$(4.44)	$(0.13)	$(0.23)
Earnings (loss) per share of common stock:
Basic	$(1.94)	$2.13	$1.96
Diluted	$(1.93)	$2.12	$1.96
Additional information:
Antidilutive shares	13	5	12